As filed with the Securities and Exchange Commission on March 1, 1999
                                                      1933 Act File No. 2-94932
                                                      1940 Act File No. 811-4181

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                       Pre-Effective Amendment No. ___                       [ ]
                      Post-Effective Amendment No. 16                        [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 16                                [X]

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                               Ms. Concetta Durso
                          Secretary and Vice President
                           First Investors Series Fund
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

                Cover Sheet

                Contents of Registration Statement

                Prospectus for the First Investors U.S. Government Plus Fund

                Statement of Additional Information for the First Investors U.S. Government Plus Fund

                Part C of Form N-1A

                Signature Page

                Exhibits

[FIRST INVESTORS LOGO]

U.S. GOVERNMENT PLUS FUND
      1ST FUND
      2ND FUND


      The  Securities  and Exchange  Commission  has not approved or disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.

                       The date of this prospectus is April ___, 1999

                                          CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

      1st Fund
      2nd Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

      How and when do the Funds price their shares?
      How do I buy shares?
      How do I sell shares?

ACCOUNT POLICIES

      What about dividends and capital gain distributions?
      What about taxes?


FINANCIAL HIGHLIGHTS

      1st Fund
      2nd Fund

                                        INTRODUCTION


This prospectus describes the two First Investors Funds that invest primarily in zero coupon securities. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide whether the Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on strategies and risks of the Funds.

Neither of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should included each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when bonds and money market instruments outperform stocks. Of course, even a diversified investment program can result in loss.

                                     FUND DESCRIPTIONS

                                          1st FUND

                                          OVERVIEW

Objective      The 1st Fund seeks  first to  generate  income  and,  to a lesser extent, achieve long-term capital appreciation.

Primary
Investment
Strategies     The Fund  primarily  invests in  non-callable  zero coupon  bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 2004). A small portion of the Fund's assets are invested opportunistically in equity securities of companies with small market capitalizations, which have the potential for substantial long-term growth. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund needs cash to meet redemptions.

Primary
Risks If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds of the same maturities that pay interest periodically. Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY

                              How has the 1st Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The bar chart shows changes in the performance of the Fund's shares for each of the past ten calendar years. The bar chart does not reflect sales charges that you may pay upon purchase of Fund shares. If they were included, the returns would be less than those shown.

[Bar chart of changes in performance of shares from 1989 to 1998, with the following plot points:

                         1989      20.85%
                         1990       1.05%
                         1991      22.59%
                         1992       6.40%
                         1993      19.44%
                         1994     -10.90%
                         1995      28.29%
                         1996      -1.86%
                         1997       9.10%
                         1998      11.47%

During the periods shown, the highest quarterly return was ______ (for the quarter ended ______), and the lowest quarterly return was _____ (for the quarter ended _____). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for the Fund's shares compare to those of the Lehman Brothers Intermediate Treasury Index ("Intermediate Index") and the Lehman Brothers Long Term Treasury Index ("Long Term Index"). This table assumes that the maximum sales charge was paid. The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater. The Intermediate Index and Long Term Index do not take into account fees and expenses that an investor would incur in holding the securities in the indices. If they did so, the returns would be lower than those shown.

                        1 Year*           5 Years*    10 Years*

1st Fund                 [ ]               [ ]         [ ]
Intermediate  Index      [ ]               [ ]         [ ]
Long Term Index          [ ]               [ ]         [ ]
* The annual returns are based upon calendar years.

                      What are the fees and expenses of the 1st Fund ?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  8.00%
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                DISTRIBUTION               TOTAL
                AND SERVICE              ANNUAL FUND
MANAGEMENT       (12B-1)       OTHER      OPERATING
 FEES (1)        FEES (2)     EXPENSES    EXPENSES(3)   FEE WAIVER (1)     NET EXPENSES (3)
---------       -----------   --------    -----------   --------------     ----------------


   --               --         --             --             --                  --


(1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of _____% for the Fund . The Adviser has contractually agreed with the Fund to waive Management Fees in excess of ____% for a period of twelve months commencing on -----.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except in year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      ONE YEAR     THREE YEARS    FIVE YEARS    TEN YEARS
                      --------     -----------    ----------    ---------

                        [   ]         [   ]         [   ]         [   ]

                                     THE FUND IN DETAIL

      What are the 1st Fund 's objectives, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks  first to generate  income  and, to a lesser  extent, achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in zero coupon securities. Substantially all of the Fund's investments consists of non-callable, zero coupon bonds issued or guaranteed by the U.S.
government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 2004). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or issued by private corporate issuers. The discounts from face values at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates, and the liquidity of the security. Because the discounts from face values are known at the time of investment, investors intending to hold zero coupon securities until maturity know the value of their investment return at the time of investment assuming full payment is made by the issuer upon maturity.

The Fund seeks zero coupon bonds that will mature shortly before the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity.

A small portion of the Fund's assets are invested opportunistically in equity securities of companies with small market capitalizations, which have the potential for substantial long-term growth. The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, have new management, or are experiencing some other "special situation" which makes their stocks undervalued. Because these companies tend to be smaller, their growth potential is often greater.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when it needs cash to meet redemptions. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the 1st Fund:

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines; when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                          2nd FUND

                                          OVERVIEW

Objective      The Fund seeks first to generate  income and, to a lesser extent, achieve long-term capital appreciation.

Primary
Investment
Strategies     The Fund  primarily  invests in  non-callable  zero coupon  bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 1999). A small portion of the Fund's assets are invested opportunistically in equity securities of companies with small market capitalizations, which have the potential for substantial long-term growth. The Fund generally follows a buy and hold strategy, but may sell an investment when it needs cash to meet redemptions.

Primary
Risks If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds of the same maturities that pay interest periodically. Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

                              How has the 2nd Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The bar chart shows changes in the performance of the Fund's shares for each of the past ten calendar years. The bar chart does not reflect sales charges that you may pay upon purchase of Fund shares. If they were included, the returns would be less than those shown.

[Bar chart of changes in performance of shares from 1989 to 1998, with the following plot points:

                         1989      18.36%
                         1990       4.02%
                         1991      19.20%
                         1992       7.05%
                         1993      12.53%
                         1994      -6.89%
                         1995      15.30%
                         1996       1.00%
                         1997       4.47%
                         1998       5.43%

During the periods shown, the highest quarterly return was ____% (for the quarter ended ____________), and the lowest quarterly return was ______% (for the quarter ended _________). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for the Fund's shares compare to those of the Lehman Brothers Intermediate Treasury Index ("Intermediate Index") and the Lehman Brothers Long Term Treasury Index ("Long Term Index"). This table assumes that the maximum sales charge was paid. The Lehman Brothers Intermediate Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of less than 10 years. The Lehman Brothers Long Term Treasury Index is made up of all public obligations of the U.S. Treasury with maturities of 10 years or greater. The Intermediate Index and Long Term Index do not take into account fees and expenses that an investor would incur in holding the securities in the indices. If they did so, the returns would be lower than those shown.

                        1 Year*           5 Years*    10 Years*
                        -------           --------    ---------

2nd Fund                [  ]%              [  ]%       [  ]%
Intermediate Index      [  ]               [  ]        [  ]
Long Term Index         [  ]               [  ]        [  ]
* The annual returns are based upon calendar years.

                 What are the fees and expenses of the 2nd Fund?

This table describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  8.00%
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                DISTRIBUTION               TOTAL
                AND SERVICE              ANNUAL FUND
MANAGEMENT       (12B-1)       OTHER      OPERATING
 FEES (1)        FEES (2)     EXPENSES    EXPENSES(3)   FEE WAIVER (1)     NET EXPENSES (3)
---------       -----------   --------    -----------   --------------     ----------------


   --               --         --             --             --                  --

(1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of ______% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of ______% for a period of twelve months commencing on _________, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except in year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                           --------   -----------   ----------   ---------

                             [   ]       [   ]        [   ]       [   ]

                                     THE FUND IN DETAIL

      What are the 2nd Fund's objectives, principal investment strategies, and risks?

OBJECTIVE:  The Fund seeks  first to generate  income  and, to a lesser  extent, achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in zero coupon securities. Substantially all of the Fund's investments consists of non-callable, zero coupon bonds issued or guaranteed by the U.S.
government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 1999). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or issued by private corporate issuers. The discounts from face values at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates, and the liquidity of the security. Because the discounts from face values are known at the time of investment, investors intending to hold zero coupon securities until maturity know the value of their investment return at the time of investment assuming full payment is made by the issuer upon maturity.

The Fund seeks zero coupon bonds that will mature shortly before the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. Based on the current composition of the Fund's portfolio, the Fund anticipates that its portfolio will be entirely in cash or cash equivalents by November 15, 1999 and that distributions to shareholders will be made by December 31, 1999.

A small portion of the Fund's assets are invested in equity securities of companies with small market capitalizations, which have the potential for substantial long-term growth. The Fund looks for companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, have new management, or are experiencing some other "special situation" which makes their stocks undervalued. Because these companies tend to be smaller, their growth potential is often greater.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when it needs cash to meet redemptions. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the 2nd Fund:

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines; when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently is investment adviser to 51 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Funds' operations and determines the Funds' portfolio transactions. For the fiscal year ended December 31, 1998, FIMCO received advisory fees as follows: [ ]% of average daily net assets, net of waiver, for the 1st Fund and ___% of average daily net assets, net of waiver, for the 2nd Fund.

Patricia D. Poitra, Director of Equities, serves as Portfolio Manager of the Funds. Ms. Poitra is also responsible for the management of certain other First Investors Funds. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst.

In addition to the investment risks of the Year 2000 which are discussed above, the ability of FIMCO and its affiliates to price the Fund's shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by FIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Fund. FIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Fund's other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. Nor can the Fund estimate the extent of any impact.

                            BUYING AND SELLING SHARES

                  How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Standard Time ("E.S.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

                              How do I buy shares?

The Funds are not currently being sold, except to existing shareholders through reinvestment of dividends or distributions from the Funds. Dividends and distributions are reinvested at NAV. When the Funds are available for sale, you may buy shares of each Fund through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. You also may open certain retirement plan accounts with as little as $500 even without an automatic investment plan.
Subsequent investments may be made in any amount.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. office by 5 p.m., E.S.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

Your investment              Sales Charge as a Percentage of
                             -------------------------------
                       offering price        net amount invested

Less than $10,000            8.00%                    8.70%
$10,000-$24,999              7.75                     8.40
$25,000-$49,999              6.25                     6.67
$50,000-$99,999              5.50                     5.82
$100,000-$249,999            4.50                     4.71
$250,000-$499,999            3.50                     3.63
$500,000-$999,999            2.50                     2.56
$1,000,000 or more           1.50                     1.52

Sales  charges  may be reduced or waived  under  certain  circumstances  and for
certain   groups.   Consult   your   Representative   or  call  us  directly  at
1-800-423-4026 for details.

FOR ACTUAL PAST EXPENSES OF THE FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

                              How do I sell shares?

You may redeem your Fund shares on any day a Fund is open for business by:

o     Contacting your Representative who will place a redemption order for you;

o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

o Instructing us to make an electronic transfer to a predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request in good order. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

                                ACCOUNT POLICIES

              What about dividends and capital gain distributions?

Each Fund will declare and pay dividends from its net investment income, and will declare and make distributions of any net realized capital gains, on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may choose to reinvest all dividends and other distributions at NAV in additional shares of each Fund, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in shares of that Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will only be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends (including distributions of net short-term capital gains) or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account, or other tax-deferred account. Dividends are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                    FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.

---------------------------------------------------------------------------------------------------------------------------------
                                                 P E R   S H A R E   D A T A
---------------------------------------------------------------------------------------------------------------------------------

                                                              LESS DISTRIBUTIONS
         INCOME FROM INVESTMENT OPERATIONS                    FROM
         ---------------------------------                    ----

                                            NET
                                       REALIZED
                                            AND
                                     UNREALIZED
                     NET       NET         GAIN                      NET                                             NET
             ASSET VALUE   INVEST-    (LOSS) ON     TOTAL FROM   INVEST-         NET                TOTAL    ASSET VALUE
               BEGINNING      MENT      INVEST-    INVESTMENT       MENT    REALIZED   CAPITAL    DISTRIBU-          END
                 OF YEAR    INCOME        MENTS    OPERATIONS     INCOME       GAINS   SURPLUS      TIONS        OF YEAR
---------- -------------- --------- ------------ -------------- --------- ---------- ---------- ---------- --------------
1ST FUND

1994               12.35      .690        (2.035)       (1.345)     .690       .484        .001     1.175          9.83
1995                9.83      .667         2.114         2.781      .667       .364         --      1.031         11.58
1996               11.58      .648         (.863)        (.215)     .648       .347         --       .995         10.37
1997               10.37      .670          .274          .944      .670       .394         --      1.064         10.25
1998

2ND FUND
1994               12.05      .660        (1.484)        (.824)     .660        --         .006      .666         10.56
1995               10.56      .646          .970         1.616      .646        --          --       .646         11.53
1996               11.53      .675         (.560)         .115      .675        --          --       .675         10.97
1997               10.97      .700         (.210)         .490      .700        --          --       .700         10.76
1998


   + Calculated without sales charge
  ++ Net of expenses waived or assumed


--------------------------------------------------------------------------------------------------------------------------------
                                    R A T I O S / S U P P L E M E N T A L   D A T A
--------------------------------------------------------------------------------------------------------------------------------




                                                                                    RATIO TO AVERAGE NET
                                                                                  ASSETS BEFORE EXPENSES
                                               RATIO TO AVERAGE NET ASSETS++           WAIVED OR ASSUMED
                                               -----------------------------           -----------------

                                        NET ASSETS                           NET                                    PORTFOLIO
                            TOTAL           END OF                    INVESTMENT                     INVESTMENT      TURNOVER
                          RETURN+         YEAR (IN      EXPENSES          INCOME       EXPENSES          INCOME          RATE
                              (%)       THOUSANDS)           (%)             (%)            (%)             (%)           (%)
                 ----------------- ---------------- ------------- --------------- -------------- --------------- -------------

                       (10.90)            1.330          1.60(a)         5.73(a)         1.78           5.55             8
                        28.29             1,524          1.60(a)         5.60(a)         1.87           5.33             7
                        (1.86)            1,359          1.60(a)         5.70(a)         1.98           5.32             7
                         9.10             1,282          1.37            6.11            1.93           5.55             0



                        (6.89)            2,360          1.78            5.48             --             --              8
                        15.30             2,475          1.93            5.35             --             --              7
                         1.00             2,168          1.85            5.50             --             --              8
                         4.47             1,965          1.56            5.93            1.92           5.57             1


[FIRST INVESTORS LOGO]

U.S. GOVERNMENT PLUS FUND
1ST FUND
2ND FUND

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You can get free copies of reports, and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy  information  about the Funds for a fee  (including  the
Funds' reports and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                (Investment  Company  Act File No. 811-4181
                                 First Investors  U.S.   Government  Plus  Fund)

                    FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1999

95 Wall Street                                                    1-800-423-4026
New York, New York   10005

      First Investors U.S. Government Plus Fund ("Government Plus Fund") is an open-end diversified management investment company consisting of two separate series, the 1st Fund and the 2nd Fund (each a "Fund" and, collectively, the "Funds"). The investment objectives of each Fund is first to generate income, and, to a lesser extent, achieve long-term capital appreciation. There can be no assurances that the objectives of either Fund will be realized.

      The maturity dates of the 1st and 2nd Funds will be December 31 of the years 2004 and 1999, respectively. As each Fund matures, shareholders will be notified in advance concerning the timing of the Fund's liquidation, distribution of proceeds, and rights (if any) to exchange proceeds into other First Investors funds without sales charge. The Funds have terminated offering their shares. No new shares of the Funds will be issued, exempt in connection with reinvestment of dividends and capital gains distributions. Because each existing Fund will not offer new shares to the public, investors are urged to consider the effects of the closing of the offerings, including liquidity demands created by redemptions and the sale of securities at unfavorable prices to meet redemption requests. Redemptions of each Fund's shares prior to the maturity date will raise the remaining shareholders' pro rata share of expenses for the Fund.

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated April 30, 1999, which may be obtained free of cost from the Funds at the address or telephone number noted above.

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----

Investment Strategies and Risks.................................
Investment Policies.............................................
Investment Restrictions.........................................
Trustees and Officers...........................................
Management......................................................
Underwriter.....................................................
Determination of Net Asset Value................................
Allocation of Portfolio Brokerage...............................
Purchase and Redemption of Shares...............................
Taxes...........................................................
Performance Information.........................................
General Information.............................................
Appendix A......................................................
Appendix B......................................................
Financial Statements............................................

                         INVESTMENT STRATEGIES AND RISKS

      Each Fund seeks first to generate income and, to a lesser extent, achieve long-term capital appreciation, by investing no less than 65% of its total assets in zero coupon securities representing future individual payments of principal or interest on U.S. Treasury securities ("Zero Coupon Securities") or other U.S. Government securities (together, "Government Securities"), and by investing the remainder of its assets in relatively small, unseasoned or unknown companies or those companies considered to be in an early stage of development by First Investors Management Company, Inc. ("FIMCO" or "Adviser") or selected other investments ("Other Securities"). At a predetermined maturity date, each Fund will terminate and liquidate as soon thereafter as possible. There is no assurance that these objectives will be achieved. The investment objectives of each Fund may not be changed unless approved by a majority of the outstanding voting securities of that Fund.

      Although each Fund intends to invest no less than 65% of its assets in Government Securities, each Fund may invest the remainder of its assets in securities consisting of:

            equities (described below);
            prime commercial paper;
            certificates of deposit of domestic branches of U.S. Banks; bankers' acceptances;
            repurchase agreements; and
            participation interests.

      Equities in which each Fund may invest are common stocks or securities convertible into common stock issued by small, unseasoned or relatively unknown companies, or those which are in the early stages of development, including securities which represent a special situation. A "special situation" is one where an unusual and possibly non-repetitive development may be occurring which, in the opinion of the Adviser, could cause a security's price to outperform the securities market in general.

      These equities are more speculative than Zero Coupon Securities or securities issued by established and well-seasoned issuers. The risks connected with these equities may include the availability of less information about the issuer, the absence of a track record or historical patter of performance, as well as normal risks which accompany the development of new products, markets or services. Equities purchased by the Funds which represent a special situation bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked, an industrial development may not enjoy anticipated market acceptance or a bankruptcy may not be as profitably resolved as had been expected. Although these risks could have a significant negative impact on that portion of each Fund's assets invested in equities which represent special situations, there may be instances of greater financial reward from these investments when compared with other securities.

      The proportion of each Fund's assets invested in Other Securities will shift from time to time in accordance with the judgment of the Adviser, up to the 35% limit. The Adviser expects to have substantially all of this portion of each Fund's assets invested in equities. Each Fund, may, however, invest all of its portion of its assets in prime commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and participating interests (as described below) when the Adviser believes market conditions warrant such action or to satisfy redemption requests.

      Investments in commercial paper are limited to obligations rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"). A description of commercial paper ratings is contained in Appendix A. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof, payable on demand or having maturity likewise limited.

      Investments in certificates of deposit will be made only at domestic institutions with assets in excess of $500 million. Under a repurchase agreement a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. Bankers' acceptances are short-term credit instruments used to finance commercial transactions.

      Participation interests that may be held by the Funds are pro rata interests in securities otherwise qualified for purchase by the Funds which are held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between a Fund and the entity in whose name the security is issued, rather than possession by the Funds. Each Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creating of a security interest in favor of the Fund in the underlying security. Additionally, the Adviser will monitor the creditworthiness of entities which are not banks, from which each Fund purchases participation interests. However, the issuer of the participation interest to the Funds will agree in writing, among other things: to remit promptly all payments of principal, interest and premium, if any, to the Funds once received by the issuer; to repurchase the participating interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Funds.

                               INVESTMENT POLICIES

    GOVERNMENT SECURITIES. Each Fund seeks to achieve its objectives by investing no less than 65% of its total assets in Government Securities which are issued or guaranteed by the U.S. Treasury. Government Securities are debt obligations issued by the U.S. Treasury to finance the activities of the U.S. Government. Government Securities come in the form of Treasury bills, notes and bonds. Treasury bills mature (are payable) within one year from the date of issuance and are issued on a discount basis. Treasury bills do not make interest payments. Rather, an investor pays less than the face (or par) value of the Treasury bill and, by holding it to maturity, will receive the face value. Treasury notes and bonds are intermediate and long-term obligations, respectively, and entitle the holder to periodic interest payments from the U.S. Treasury. Accordingly, Treasury notes and bonds are usually issued at a price close to their face value at maturity.

    Zero Coupon Securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest payments. A Zero Coupon Security pays no cash interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount much less than its face value (sometimes referred to as a "deep discount" price).

    In the last few years a number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the interest portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). More recently, the U.S. Treasury Department has facilitated the stripping of Treasury notes and bonds by permitting the separated corpus and interest to be transferred directly through the Federal Reserve Bank's book-entry system. This program, which eliminates the need for custodial or trust accounts to hold the Treasury securities, is called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Each such stripped instrument (or receipt) entitles the holder to a fixed amount of money from the Treasury at a single, specified future date. The U.S. Treasury redeems Zero Coupon Securities consisting of the corpus for the face value thereof at maturity, and those consisting of stripped interest for the amount of interest, and at the date, stated thereon.

    The amount of the discount each Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to a Fund that holds them until maturity. These securities are purchased with original issue discount and such discount must be included in gross income of the holding Fund as it accrues over the life of the securities. Because interest on Zero Coupon Securities is compounded over the life of the instrument, there is more income in later years, as compared with earlier years, with these securities. While each Fund intends to hold all Zero Coupon Securities until maturity, the market prices of Government Securities move inversely with respect to changes in interest rates prior to their maturity.

    REPURCHASE AGREEMENTS. Each Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are market makers in government securities and, in either case, only where the debt instrument subject to the repurchase agreement is a security which is issued by the U.S. Government, its agencies or instrumentalities, and is backed by the full faith and credit of the U.S. Government. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed-upon time and price. It may also be viewed as a loan of money by a Fund to the seller. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the market value of the Fund's net assets would be invested in such repurchase agreements together with any other illiquid assets. Neither Fund may enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of its assets would be invested in such repurchase agreements and other illiquid securities.

    RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. Neither Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Trustees or First Investors Management Company, Inc. ("FIMCO" or the "Adviser") has determined under Board-approved guidelines are liquid.

    Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 15% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

    In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

    WHEN-ISSUED SECURITIES. Each Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. Under such an arrangement, delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund. The purchase price to be paid by a Fund and the interest rate on the instruments to be purchased are both selected when the Fund agrees to purchase the securities "when-issued." Each Fund is permitted to sell when-issued securities prior to issuance of such securities, but will not purchase such securities with that purpose intended. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in the Fund's incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities the Fund is committed to purchase. After a Fund is committed to purchase when-issued securities, but prior to the issuance of the securities, it is subject to adverse changes in the value of these securities based upon changes in interest rates, as well as changes based upon the public's perception of the issuer and its creditworthiness. When-issued securities' market prices move inversely with respect to changes in interest rates. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

    PORTFOLIO TURNOVER. Although the Funds generally do not invest for short-term trading purposes, portfolio securities may be sold from without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of purchase were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage." For the fiscal year ended December 31, 1997, the 1st Fund and 2nd Fund had portfolio turnover rates of 0% and 1%, respectively. For the fiscal year ended December 31, 1998, the 1st Fund and 2nd Fund had portfolio turnover rates of __% and __%, respectively.

                             INVESTMENT RESTRICTIONS

    Each Fund has adopted the investment restrictions set forth below, which cannot be changed without the approval of a vote of a majority of the outstanding shares of each Fund, voting separately from any other Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), and used in the Prospectus and this SAI, a "vote of a majority of the outstanding shares of each Fund" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

    The investment restrictions provide that, among other things, each Fund will not:

    1. Purchase securities on margin (but any Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

    2. Make short sales of securities.

    3. Write put or call options.

    4. With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

    5. Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

    6. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

    7. Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral explorations, provided, however, the Fund may invest in securities secured by real estate or interest in real estate.

    8. Issue any "senior security" as such term is defined by the 1940 Act except as expressly permitted by the 1940 Act.

    9. Invest more than 25% of its assets in securities of issuers in a single industry, excluding Government Securities.

    10. Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

    11. Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with investment restriction (10) above, provided that the Fund maintains asset coverage of at least 300% for pledged assets.

    12. Make loans, except by purchase of debt obligations and through repurchase agreements. However, Government Plus Fund's Board of Trustees may, on the request of broker-dealers or other institutional investors that they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

    13. Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers that, including predecessors, have a record of less than three years' continuous operation.

    Government Plus Fund, on behalf of each Fund, has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that each Fund will not:

    Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.


                              TRUSTEES AND OFFICERS

    The following table lists the Trustees and executive officers of Government Plus Fund, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

GLENN O.  HEAD*+  (73),  President  and  Trustee.  Chairman  of the  Board and
Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Corporation
("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

KATHRYN S. HEAD*+ (43), Trustee, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (51), Trustee. Assistant Secretary, ADM, EIC, EIMCO, FICC and FIMCO; Secretary and General Counsel, FIC.

REX R. REED** (75), Trustee, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT   RUBINSTEIN**  (77),  Trustee,   695  Charolais  Circle,   Edwards,  CO
81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (67), Trustee, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (66), Trustee, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (66), Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (69), Trustee, RR1, Box 217, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I.  BENEDEK  (41),  Treasurer  and Chief  Financial  Officer,  581 Main
Street,   Woodbridge,   NJ  07095.  Treasurer,  FIC,  FIMCO,  EIMCO  and  EIC;
Comptroller and Treasurer, FICC.

CONCETTA DURSO (63), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

PATRICIA D. POITRA (42), Vice President. Vice President, First Investors Series Fund, Executive Investors Trust and First Investors Series Fund II, Inc.; Director of Equities, FIMCO.


--------------------

* These Trustees may be deemed to be "interested persons," as defined in the 1940 Act.
**These Trustees are members of the Board's Audit Committee.
+ Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

    The Trustees and officers, as a group, owned less than 1% of shares of any Fund.

    All of the officers and Trustees, except for Ms. Poitra, hold identical or similar positions with 14 other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

    The following table lists compensation paid to the Trustees of Government Plus Fund for the fiscal year ended December 31, 1998.

                                                            TOTAL
                                                            COMPENSATION
                                                            FROM FIRST
                              AGGREGATE                     INVESTORS FAMILY
                              COMPENSATION                  OF FUNDS PAID TO
TRUSTEE                       FROM FUND*                    TRUSTEE*+
-------                       ------------                  ----------------


James J. Coy**
Roger L. Grayson***
Glenn O. Head
Kathryn S. Head
Larry R. Lavoie****
Rex R. Reed
Herbert Rubinstein
James M. Srygley
John T. Sullivan
Robert F. Wentworth
Nancy Schaenen

-----------------------

* Compensation to officers and interested Trustees of Government Plus Fund is paid by the Adviser.

**    On March 27, 1997, Mr. Coy resigned as a Trustee of Government Plus Fund.

***   On August 20, 1998, Mr. Grayson resigned as a Trustee of the Fund.

**** On September 17, 1998, Mr. Lavoie was elected by the Board of Trustees to serve as a Trustee.

+ The First Investors Family of Funds consists of 15 separate registered investment companies.


                                   MANAGEMENT

    Investment advisory services to the Funds are provided by First Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by the Board of Trustees of Government Plus Fund, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Trustees"), in person at a meeting called for such purpose and by a majority of the public shareholders of each Fund.

    Pursuant to the Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide Government Plus Fund and each Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of Government Plus Fund and each Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund. The Advisory Agreement may be terminated at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the applicable Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940
Act). The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of that Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

    Under the Advisory Agreement, each Fund pays the Adviser an annual fee, paid monthly, according to the following schedule:

                                                                      Annual
Average Daily Net Assets                                               Rate
------------------------                                              ------
Up to $200 million.................................................    1.00%
In excess of $200 million up to $500 million.......................    0.75
In excess of $500 million up to $750 million.......................    0.72
In excess of $750 million up to $1.0 billion.......................    0.69
Over $1.0 billion..................................................    0.66

    For the fiscal year ended December 31, 1996, the 1st Fund and 2nd Fund paid $13,608 and $22,888, respectively, in advisory fees. For the fiscal year ended
December 31, 1997, the 1st Fund and 2nd Fund paid $9,952 and $16,327, respectively, in advisory fees. For the fiscal year ended December 31, 1998, the 1st Fund and 2nd Fund paid $_____ and $_____, respectively, in advisory fees. For the same period, with respect to the 1st Fund and 2nd Fund, the Adviser voluntarily waived $_____ and $_____, respectively, in advisory fees. In addition, for the same period, the Adviser voluntarily assumed expenses of the 1st Fund and 2nd Fund in the amounts of $_____ and $_____, respectively.

    The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, David Hanover, Kathryn S. Head, George V. Ganter, Margaret Haggerty, Glenn O. Head, Nancy W. Jones, Patricia D. Poitra, Michael O'Keefe, Clark D. Wagner, Matthew Wright and Richard Guinnessey. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

    First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


                                   UNDERWRITER

    Government Plus Fund has entered into an Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter") which requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of Government Plus Fund, and have no direct or indirect financial interest in the operation of the Underwriting Agreement ("Disinterested Trustees"). The Underwriting Agreement provides that it will continue in effect, with respect to a Fund, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of that Fund, and in either case by the vote of a majority of the Disinterested Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

    At the present time, the Funds are not offering their shares, except in connection with the reinvestment of dividends and distributions. For the fiscal year ended December 31, 1996, FIC received underwriting commissions with respect to the 2nd Fund in the amount of $18. For the fiscal year ended December 31, 1996, FIC received no underwriting commissions with respect to the 1st Fund. For the fiscal year ended December 31, 1997, FIC received no underwriting commissions with respect to the Funds. For the fiscal year ended December 31, 1998, FIC received no underwriting commissions with respect to the Funds.


                        DETERMINATION OF NET ASSET VALUE

    Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by market makers for such securities. However, a Fund may determine the value of debt securities based upon prices furnished by an outside pricing service. The pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and consider security type, rating, market condition, yield data and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of Government Plus Fund's officers in a manner specifically authorized by the Board of Trustees. "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing service.

    The Board of Trustees may suspend the determination of net asset value for the whole or any part of any period (1) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the Commission in respect to the U.S. market, exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (3) for such other period as the Commission has by order permitted such suspension. During any such period the Funds may suspend redemption privileges or postpone the date of payment.

      EMERGENCY PRICING PROCEDURES. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

                  (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's offices in Woodbridge, New Jersey prior to the close of regular trading on the NYSE, or at such other time as may be prescribed in its prospectus; and

                  (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE, or such other time as may be prescribed in its prospectus.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the net asset value for the Funds and their shareholders.

                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

      In purchasing and selling portfolio securities on behalf of the Fund, the Adviser will seek to obtain best execution. The Fund may pay more than the lowest available commission in return for brokerage and research services. Additionally, upon instruction by the Board, the Adviser may use dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser and the Fund Board to analyze a fund's performance relative to other comparable funds.

      In selecting the broker-dealers to execute the Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of the Fund.

    The Adviser may combine transaction orders placed on behalf of a Fund, any other fund in the First Investors Group of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by the Board of Trustees.

    For the fiscal year ended December 31, 1996, the 1st Fund paid $41 in brokerage commission, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $7,106. For the fiscal year ended December 31, 1996, the 2nd Fund paid $91 in brokerage commissions. Of that amount, $70 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $24,825.

    For the fiscal year ended December 31, 1997, the 1st Fund did not pay brokerage commissions. For the fiscal year ended December 31, 1997, the 2nd Fund paid $13 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $5,942.

    For the fiscal year ended December 31, 1998, the 1st Fund paid $___ in brokerage commissions. Of that amount, $___ was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $_____. For the fiscal year ended December 31, 1998, the 2nd Fund paid $___ in brokerage commissions. Of that amount, $___ was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $_____.


                        PURCHASE AND REDEMPTION OF SHARES

      You may redeem your shares at the next determined net asset value any day the New York Stock Exchange ("NYSE") is open, directly through Administrative Data Management Corp. (the "Transfer Agent)". Your First Investors Representative may help you with this transaction. If the shares being redeemed were recently purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen days. Upon receipt of your redemption request in good order, as described below, shares will be redeemed at the net asset value next determined and payment will be made within three days.

      REDEMPTIONS BY MAIL. Written redemption requests should be mailed to Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198. For your redemption request to be in good order, you must include:
(1) the name of the Fund; (2) your account number; (3) the dollar amount, number of shares or percentage of the account you want redeemed; (4) share certificates, if issued; (5) the original signatures of all registered owners exactly as the account is registered; and (6) signature guarantees, if required. If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information. To review these requirements, please call Shareholder Services at 1-800-423-4026.

      SIGNATURE GUARANTEES. The words "Signature Guaranteed" must appear in direct association with the signature of the guarantor. Members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program), SEMP (Stock Exchanges Medallion Program) and FIC are eligible signature guarantors. A notary public is not an acceptable guarantor. Although each Fund reserves the right to require signature guarantees at any other time, signature guarantees are required whenever: (1) the amount of the redemption is over $50,000, (2) a redemption check is to be made payable to someone other than the registered accountholder, other than major financial institutions, as determined solely by the Fund and its agent, on behalf of the shareholder, (3) a redemption check is to be mailed to an address other than the address of record, preauthorized bank account, or to a major financial institution for the benefit of a shareholder, (4) an account registration is being transferred to another owner, (5) a transaction requires additional legal documentation; (6) the redemption request is for certificated shares; (7) your address of record has changed within 60 days prior to a redemption request; (8) multiple owners have a dispute or give inconsistent instructions; and (9) the authority of a representative of a corporation, partnership, association or other entity has not been established to the satisfaction of a Fund or its agents.

      REPURCHASE THROUGH UNDERWRITER. You may redeem shares through a dealer. In this event, the Underwriter, acting as agent for each Fund, will offer to repurchase or accept an offer to sell such shares at a price equal to the net asset value next determined after the making of such offer. While the Underwriter does not charge for this service, the dealer may charge you a fee for handling the transaction.

      SHARE CERTIFICATES. The Funds do not issue share certificates unless requested to do so. Ownership of shares of each Fund is recorded on a stock register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

      CONFIRMATIONS AND STATEMENTS. You will receive confirmations of purchases and redemptions of shares of a Fund. Generally, confirmation statements will be sent to you following a transaction in the account, including payment of a dividend or capital gain distribution in additional shares or cash.

      SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own noncertificated shares may establish a Systematic Withdrawal Plan ("Withdrawal Plan"). If you have a Fund account with a value of at least $5,000 and you have dividends and other distributions reinvested, you may elect to receive monthly, quarterly, semi-annual or annual checks for any designated amount (minimum $25). You may have the payments sent directly to you or persons you designate. Shareholders may add shares to the Withdrawal Plan or terminate the Withdrawal Plan at any time. Withdrawal Plan payments will be suspended when a distributing Fund has received notice of a shareholder's death on an individual account. Payments may recommence upon receipt of written alternate payment instructions and other necessary documents from the deceased's legal representative. Withdrawal payments will also be suspended when a payment check is returned to the Transfer Agent marked as undeliverable by the U.S. Postal Service after two consecutive mailings.

      The withdrawal payments derived from the redemption of sufficient shares in the account to meet designated payments in excess of dividends and other distributions may deplete or possibly extinguish the initial investment, particularly in the event of a market decline, and may result in a capital gain or loss depending on the shareholder's cost. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and sales charges. To establish a Withdrawal Plan, call Shareholder Services at 1-800-423-4026.


                                      TAXES

    To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund
- each Fund being treated as a separate corporation for these purposes must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain)("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

    If either Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

    Dividends and other distributions declared by a Fund in December of any year and payable to shareholders of record in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions are be taxed to shareholders for the year in which that December 31 falls.

    Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

    Each Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, each Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. Each Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


                             PERFORMANCE INFORMATION

    A Fund may advertise its performance in various ways.

    Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


            T=[(ERV/P)^(1/n)]-1


    The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:


            (ERV-P)/P  = TOTAL RETURN


    In providing such performance data, a Fund will assume the payment of the maximum sales charge of 8.00% (as a percentage of the offering price) on the initial investment ("P"). The Fund will assume that during the period covered all dividends and capital gain distributions are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of total return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used.

    Total return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. The total return will fluctuate over time and the total return for any given past period is not an indication or representation by the Fund of future rates of return on its shares.

    At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's total return and yield during the period of the waiver or reimbursement.

    Each Fund may include in advertisements and sales literature information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional shares. The examples used will be for illustrative purposes only and are not representations by the Funds of past or future yield or return. Examples of typical graphs and charts depicting such historical performances, compounding and hypothetical returns are included in Appendix B.

    From time to time, in reports and promotional literature, each Fund may compare their performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, the Fund's portfolio holdings, such as:

      Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

      Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

      Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

      Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S.
      Treasury and agencies of the U.S. Government.

      THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., First Boston, Salomon Brothers, Morgan Stanley, Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, James Capel, S.G. Warburg Securities, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

      Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

      The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

      The  NYSE  composite  of  component   indices--unmanaged  indices  of  all
      industrial, utilities, transportation, and finance stocks listed on the NYSE.

      The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization. The Russell 2500 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      Reuters, a wire service that frequently reports on global business.

      Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 40 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

      Moody's Stock Index, an unmanaged index of utility stock performance.

    From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE ALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.


                               GENERAL INFORMATION

    ORGANIZATION. Government Plus Fund is a Massachusetts business trust organized on July 8, 1985. The two series of Government Plus Fund, referred to herein as the 1st Fund and the 2nd Fund, may be referred to as First Investors U.S. Government Plus Fund I and First Investors U.S. Government Plus Fund II.

    The Board of Trustees of Government Plus Fund has authority to issue an unlimited number of shares of beneficial interest of separate series, no par value. Shares of each Fund have equal dividend, voting, liquidation and redemption rights. Government Plus Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of Government Plus Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees.

    CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

    AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA, 19103. Shareholders receive semi-annual and annual reports of the Fund, including audited financial statements, and a list of securities owned.

    LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Fund.

    TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-11198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

    5% SHAREHOLDERS. As of April 1, 1999, the following owned of record or beneficially 5% or more of the outstanding shares of the applicable Fund:

      FUND              SHAREHOLDER                         % OF SHARES
      ----              -----------                         -----------

    PURCHASES MADE DURING THE INITIAL OFFERING PERIOD. At the end of the initial offering period of each Fund's shares, the Adviser invested a sufficient portion of each Fund's assets in Zero Coupon Securities in order to provide an anticipated minimum return for shareholders who invested during such period. The anticipated minimum returns were and continue to be: $2.00 for each $1.00 invested with a maturity date of December 31, 1999 for the 2nd Fund; and $1.50 for each $1.00 with a maturity date of December 31, 2004 for the 1st Fund. In order to achieve these goals, at the close of each Fund's initial offering period the Adviser made investments yielding 5.92% and 3.98% for the 2nd Fund and 1st Fund, respectively, over the life of each Fund. The Adviser does not intend to sell these investments until their ultimate maturity date, except to meet certain redemption requests.

    The Adviser was able to establish these goals because yields of Zero Coupon Securities available in the marketplace at the time of investment exceeded the yields necessary to produce these returns. These results will occur even if all Other Securities purchased by each Fund pay no dividends or interest or are worthless at the maturity date for each Fund, provided that every Zero Coupon Security purchased by each Fund is held to maturity and the issuers of such securities do not default.

    SHAREHOLDER LIABILITY. Government Plus Fund is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of Government Plus Fund. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of Government Plus Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by Government Plus Fund or the Trustees. The Declaration of Trust provides for indemnification out of the property of Government Plus Fund of any shareholder held personally liable for the obligations of Government Plus Fund. The Declaration of Trust also provides that Government Plus Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Government Plus Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which Government Plus Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Government Plus Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

    TRADING BY PORTFOLIO MANAGERS AND OTHER ACCESS PERSONS. Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, Government Plus Fund and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of Government Plus Fund. Among other things, such persons, except the Trustees: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and
(d) are prohibited from purchasing securities of initial public offerings.

                                   APPENDIX A
                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS GROUP

      Standard & Poor's Rating Group ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

      Moody's Investors Service, Inc. ("Moody's") short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading   market    positions   in    well-established
            industries.
      -     High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                            APPENDIX B


    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                              Financial Statements
                             as of December 31, 1998

Registrant incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended December 31, 1998 electronically filed with the Securities and Exchange Commission on _________, 1999 (Accession Number: ____________________).

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.        Exhibits
                --------

        (a)(i)  Declaration of Trust2

          (ii)  Supplemental Declaration of Trust2

        (b)     By-laws1

        (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Declaration of Trust dated June 18, 1985, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

        (d)    Investment  Advisory  Agreement  between  Registrant  and   First
               Investors Management Company1

        (e) Underwriting Agreement between Registrant and First Investors Corporation2

        (f)    Bonus, profit sharing or pension plans - none

        (g)(i) Custodian Agreement between Registrant and Irving Trust Company2

        (h)(i) Administration  Agreement  between  Registrant,  First  Investors
               Management  Company,  Inc.,    First  Investors  Corporation  and
               Administrative Data Management Corp.2

          (ii) Amended Schedule A to Administration Agreement2

        (i)    Opinion and Consent of Counsel3

        (j)(i) Consent of Independent Accountants3

          (ii) Powers of Attorney1

        (k)    Financial statements omitted from prospectus -none

        (l)    Initial capital agreements - none

        (m)    Distribution Plan - none

        (n)    Financial Data Schedules3

        (o)    18f-3 Plan - none


1 Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 2-94932) filed on April 20, 1995.

2 Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 2-94932 filed on April 18, 1996.

3      To be filed subsequently.


Item 24.        Persons Controlled by or Under Common Control with Registrant
                -------------------------------------------------------------

                There are no persons controlled by or under common control with the Registrant.


Item 25.        Indemnification
                ---------------

                Article XI,   Section 2   of Registrant's   Declaration of Trust
provides as follows:

    "Section 1.

    Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee of investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

    "Section 2.

    "(a) Subject to the exceptions and limitations contained in Section (b) below:

    "(i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

    "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fine, penalties and other liabilities.

    "(b) No indemnification shall be provided hereunder to a Covered Person:

    "(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

    "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

    (A)      by the court or other body approving the settlement; or

    (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

    "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

    "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trail-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

    The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's or officer's office.

    The Registrant's Investment Advisory Agreement provides as follows:

    The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

    The Registrant's Underwriting Agreement provides as follows:

    The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933 or the Investment Company Act of 1940.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 30 herein.


Item 26.        Business and Other Connections of Investment Adviser
                ----------------------------------------------------

                First Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors or Trustees and Officers."


Item 27.        Principal Underwriters
                ----------------------

        (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

                First Investors Cash Management Fund, Inc.
                First Investors Fund For Income, Inc.
                First Investors Global Fund, Inc.
                First Investors Government Fund, Inc.
                First Investors High Yield Fund, Inc.
                First Investors Insured Tax Exempt Fund, Inc.
                First Investors Multi-State Insured Tax Free Fund
                First Investors New York Insured Tax Free Fund, Inc.
                First Investors Tax-Exempt Money Market Fund, Inc.
                First Investors U.S. Government Plus Fund
                First Investors Series Fund II, Inc.
                First Investors Life Variable Annuity Fund A
                First Investors Life Variable Annuity Fund C
                First Investors Life Variable Annuity Fund D
                First Investors Life Level Premium Variable Life Insurance (Separate Account B)

        (b)  The  following  persons  are  the  officers  and  directors  of the
Underwriter:

                               Position and                    Position and
Name and Principal             Office with First               Office with
Business Address               Investors Corporation           Registrant
------------------             ---------------------           ------------

Glenn O. Head                  Chairman                        President
95 Wall Street                 and Director                    and Trustee
New York, NY 10005

Marvin M. Hecker               President                       None
95 Wall Street
New York, NY  10005

John T. Sullivan               Director                        Chairman of the
95 Wall Street                                                 Board of Trustees
New York, NY 10005

Joseph I. Benedek              Treasurer                       Treasurer
581 Main Street
Woodbridge, NJ 07095

Lawrence A. Fauci              Senior Vice President           None
95 Wall Street                 and Director
New York, NY 10005

Kathryn S. Head                Vice President                  Trustee
581 Main Street                and Director
Woodbridge, NJ 07095

Louis Rinaldi                  Senior Vice                     None
581 Main Street                President
Woodbridge, NJ 07095

Frederick Miller               Senior Vice President           None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                Secretary and                   Trustee
95 Wall Street                 General Counsel
New York, NY  10005

Matthew Smith                  Vice President                  None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons              Director                        None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                    Vice President                  None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                 Director                        None
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly               Vice President                  None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                Vice President-                 None
95 Wall Street                 Sales Administration
New York, NY 10005

William M. Lipkus              Chief Financial Officer         None
581 Main Street
Woodbridge, NJ 07095

        (c)     Not applicable


Item 28.        Location of Accounts and Records
                --------------------------------

                Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.


Item 29.        Management Services
                -------------------

                Not Applicable.


Item 30.        Undertakings
                ------------

                The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No.
11330 (September 4, 1980) and successor releases.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 22nd day of February, 1999.

                                        FIRST INVESTORS SERIES FUND

                                        By: /s/ Glenn O. Head
                                            -----------------
                                        Glenn O. Head
                                        President and Trustee


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Glenn O. Head              Principal Executive             February 22, 1999
---------------------------    Officer and Trustee
Glenn O. Head

/s/ Joseph I. Benedek          Principal Financial             February 22, 1999
---------------------------    and Accounting Officer
Joseph I. Benedek

Kathryn S. Head*               Trustee                         February 22, 1999
---------------------------
Kathryn S. Head

/s/ Larry R. Lavoie            Trustee                         February 22, 1999
----------------------------
Larry R. Lavoie

Herbert Rubinstein*            Trustee                         February 22, 1999
----------------------------
Herbert Rubinstein

Nancy Schaenen*                Trustee                         February 22, 1999
----------------------------
Nancy Schaenen

James M. Srygley*              Trustee                         February 22, 1999
----------------------------
James M. Srygley

John T. Sullivan*              Trustee                         February 22, 1999
----------------------------
John T. Sullivan

Rex R. Reed*                   Trustee                         February 22, 1999
----------------------------
Rex R. Reed

Robert F. Wentworth*           Trustee                         February 22, 1999
----------------------------
Robert F. Wentworth





*By:    /s/ Larry R. Lavoie
        -------------------
        Larry R. Lavoie
        Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
Number                   Description
------                   -----------

23(a)(i)                 Declaration of Trust2

23(a)(ii)                Supplement to Declaration of Trust2

23(b)                    By-laws1

23(c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Declaration of Trust dated June 18, 1985, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

23(d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

23(e)                    Underwriting  Agreement  between  Registrant  and First
                         Investors Corporation2

23(f)                    Bonus or Profit Sharing Contracts--None

23(g)                    Custodian Agreement between Registrant and Irving Trust
                         Company2

23(h)(i)                 Administration  Agreement  between  Registrant,   First
                         Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.2

23(h)(ii)                Amended Schedule A to Administration Agreement2

23(i)                    Opinion and Consent of Counsel3

23(j)(i)                 Consent of independent accountants3

23(j)(ii)                Powers of Attorney1

23(k)                    Omitted Financial Statements -- None

23(l)                    Initial Capital Agreements -- None

23(m)                    Distribution Plan -  none

23(n)                    Financial Data Schedules3

23(o)                    Rule 18f-3 Plan - none


1 Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 2-94932) filed on April 20, 1995.

2 Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 2-94932) filed on April 18, 1996.

3       To be filed subsequently.